Profit Appropriation and Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Profit Appropriation And Restricted Net Assets [Abstract]
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS
19.
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS

Each of the Company’s entities in Chinese mainland is required to set aside at least 10% of its after-tax profits as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, each entity may allocate a portion of its after-tax profits based on PRC GAAP to a discretionary surplus fund at its discretion. These reserves are not transferable to the Company in the form of cash dividends, loans or advances. These reserves are therefore not available for distribution except in liquidation.

As of December 31, 2024 and 2025, the Company’s Chinese mainland subsidiaries, VIEs and VIEs’ subsidiaries had appropriated RMB46.2 million and RMB50.8 million (US$7.3 million), respectively, in its statutory reserves.

Under the PRC laws and regulations, the subsidiaries, VIEs and the VIEs’ subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances of the combined and consolidated net assets as of December 31, 2025. Even though the Group currently does not require any such dividends, loans or advances from the Chinese mainland subsidiaries, VIEs and VIEs’ subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from its Chinese mainland subsidiaries, VIEs and VIEs’ subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely declare and pay dividends to or distribution to its shareholders. Amounts of net assets restricted include paid-in capital of the Company’s Chinese mainland subsidiaries and the net assets of the VIEs and VIEs’ subsidiaries in which the Company has no legal ownership, totaling RMB19,468.4 million (US$2,784.0 million) as of December 31, 2025.